Northern Lights Fund Trust

Wade Tactical L/S Fund

Incorporated herein by reference is the definitive version of the supplement for Wade Tactical L/S Fund filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on December 12, 2013, 2013 (SEC Accession No. 0000910472-13-005247).